LINE OF CREDIT	12 Months Ended
Dec. 31, 2022
Line Of Credit
LINE OF CREDIT

11 - LINE OF CREDIT

In February 2019, the Company entered into a line of credit agreement in the amount of $95,000. The line bears interest at prime, 7.27% as of December 31, 2022, plus 3.49%. The line matures in February 2029. Outstanding borrowings were $94,975 as of December 31, 2022 and December 31, 2021.